Provision for product warranty (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Provision for Product Warranty

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

	(Restated)

At January 1	169,006	191,814	28,671
Provision made	249,517	224,582	33,569
Provision utilized	(226,709)	(249,483)	(37,291)

At December 31	191,814	166,913	24,949